Tax matters - Tax reforms (Details) - GBP (£)			12 Months Ended
	Sep. 01, 2015	Aug. 31, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax reforms
Income tax rate (as a percent)						30.00%	30.00%	30.00%
Total tax rate (as a percent)						32.12%	30.48%	23.18%
United States
Tax reforms
Corporate tax rate (as a percent)						35.00%
Argentina
Tax reforms
Income tax rate (as a percent)						35.00%
Spain
Tax reforms
Limit for the integration of deferred monetized tax assets (as a percent)							25.00%	70.00%
Limit of the tax rate for the application of deductions (as a percent)							50.00%
United Kingdom
Tax reforms
Corporate tax rate (as a percent)						19.00%
Surcharge on the standard income tax rate for bank profits (as a percent)						8.00%
Dividend exemption, generating potential tax credit						£ 2,000
Brazil
Tax reforms
Social contribution tax (as a percent)	20.00%	15.00%
Income tax rate (as a percent)						25.00%
Total tax rate (as a percent)						45.00%
Poland
Tax reforms
Tax on certain bank assets (as a percent)						0.0366%
Chile
Tax reforms
First Category tax rate (as a percent)							(24.00%)	25.50%
Forecast | United States | Changes in tax rates
Tax reforms
Corporate tax rate (as a percent)					21.00%
Forecast | Argentina | Changes in tax rates
Tax reforms
Income tax rate (as a percent)			25.00%	30.00%	30.00%
Dividend withholding rate			13.00%	7.00%	7.00%
Forecast | Chile | Changes in tax rates
Tax reforms
First Category tax rate (as a percent)					27.00%
Maximum | United Kingdom
Tax reforms
Corporate tax rate (as a percent)						20.00%
Minimum | United Kingdom
Tax reforms
Corporate tax rate (as a percent)						17.00%